T. ROWE PRICE Retirement I 2015 Fund-I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 47.3%
T. Rowe Price Funds:
New Income Fund  266,463 15,189 5,977 28,408,362 279,538
Limited Duration Inflation
Focused Bond Fund  233,486 11,996 13,913 42,868,237 234,918
International Bond Fund (USD
Hedged)  92,674 4,627 2,088 9,378,328 95,659
Emerging Markets Bond Fund  64,309 4,694 1,521 5,958,582 68,166
Dynamic Global Bond Fund  62,790 5,503 1,423 6,615,971 64,969
High Yield Fund  59,080 3,435 1,302 9,186,769 61,735
Floating Rate Fund  32,237 3,182 717 3,627,966 34,647
U.S. Treasury Long-Term Index
Fund  26,683 3,593 864 2,672,114 31,558
Total Bond Mutual Funds (Cost $838,380) 871,190
EQUITY MUTUAL FUNDS 48.9%
T. Rowe Price Funds:
Equity Index 500 Fund  185,017 10,097 17,329 1,594,627 190,861
Value Fund  131,173 16,539 7,365 2,827,574 145,648
Growth Stock Fund (2) 116,162 4,930 3,252 1,119,016 131,977
International Value Equity Fund  74,116 3,117 2,735 4,562,662 73,596
Overseas Stock Fund  68,844 2,902 2,310 5,127,066 69,318
International Stock Fund  64,612 2,681 3,258 2,822,060 64,202
Mid-Cap Growth Fund  34,367 1,394 1,082 285,736 37,277
Emerging Markets Stock Fund  35,446 1,482 1,402 622,424 33,586
Mid-Cap Value Fund  37,867 1,479 3,613 964,780 33,584
Small-Cap Value Fund  24,301 948 936 388,995 24,973
Small-Cap Stock Fund  23,450 986 1,458 321,696 24,002
Real Assets Fund  24,890 1,015 1,929 1,616,394 23,987
New Horizons Fund (2) 18,920 749 725 223,127 21,788
Emerging Markets Discovery
Stock Fund  13,490 5,320 371 1,126,565 18,172
U.S. Large-Cap Core Fund  8,266 953 1,160 230,419 8,581
Total Equity Mutual Funds (Cost $612,174) 901,552
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) 169 250 200 2,254 219
Total Other Mutual Funds (Cost $219) 219

T. ROWE PRICE Retirement I 2015 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 52,857 25,007 8,684 69,179,924 69,180
Total Short-Term Investments (Cost $69,180) 69,180
Total Investments in Securities 100.0%
(Cost $1,519,953) $ 1,842,141
Other Assets Less Liabilities (0.0)% (556)
Net Assets 100.0% $ 1,841,585
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2015 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (6) $ (1,901) $ 581
Emerging Markets Bond Fund  (91) 684 879
Emerging Markets Discovery Stock Fund  6 (267) —
Emerging Markets Stock Fund  86 (1,940) —
Equity Index 500 Fund  1,077 13,076 671
Floating Rate Fund  (13) (55) 382
Growth Stock Fund  283 14,137 —
High Yield Fund  15 522 841
International Bond Fund (USD Hedged)  19 446 476
International Stock Fund  103 167 —
International Value Equity Fund  146 (902) —
Limited Duration Inflation Focused Bond Fund  191 3,349 —
Mid-Cap Growth Fund  125 2,598 —
Mid-Cap Value Fund  637 (2,149) —
New Horizons Fund  155 2,844 —
New Income Fund  31 3,863 1,355
Overseas Stock Fund  162 (118) —
Real Assets Fund  87 11 —
Small-Cap Stock Fund  42 1,024 —
Small-Cap Value Fund  45 660 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  82 522 —
U.S. Treasury Long-Term Index Fund  (165) 2,146 151
Value Fund  523 5,301 —
U.S. Treasury Money Fund, 0.06% — — 8
Totals $ 3,540# $ 44,018 $ 5,344+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,344 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2015 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2015 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2015 Fund-I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R411-054Q1 08/21